UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     August 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $240,765 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCHER DANIELS MIDLAND CO      UNIT 99/99/9999  039483201     2565    70300 SH       SOLE                    70300        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    12273   594337 SH       SOLE                   594337        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    22663  1153900 SH       SOLE                  1153900        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    26338  1440010 SH       SOLE                  1440010        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     1895   107300 SH       SOLE                   107300        0        0
BLACKROCK PFD & CORPORATE IN   COM              09255J101      180    25500 SH       SOLE                    25500        0        0
BLACKROCK PFD INCOME STRATEG   COM              09255H105    20381  2606300 SH       SOLE                  2606300        0        0
BLACKROCK PFD OPPORTUNITY TR   COM SHS          09249V103     1547   182400 SH       SOLE                   182400        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    31171  2971500 SH       SOLE                  2971500        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108     1150   109500 SH       SOLE                   109500        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    24520  1966330 SH       SOLE                  1966330        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    26002  1438175 SH       SOLE                  1438175        0        0
NATIONAL BK GREECE S A         ADR PRF SER A    633643507    12371   571422 SH       SOLE                   571422        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882     2030   154356 SH       SOLE                   154356        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100     7246  1793534 SH       SOLE                  1793534        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879     1951   153400 SH       SOLE                   153400        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713      648    50500 SH       SOLE                    50500        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     9330   833004 SH       SOLE                   833004        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747     7248   696963 SH       SOLE                   696963        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     8140   703554 SH       SOLE                   703554        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762     4082   384012 SH       SOLE                   384012        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    11563  1080653 SH       SOLE                  1080653        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788     2811   288306 SH       SOLE                   288306        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796     2660   237700 SH       SOLE                   237700        0        0